Note 19 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax:

Unrealized gains/(losses) on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2019	$1,842
Other comprehensive income	2,442
Balance at December 31, 2020	$4,284

Balance as of December 31, 2020	$4,284
Other comprehensive income (loss)	(822)
Balance at December 31, 2021	$3,462

(a)	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.

No unrealized gains or losses on available-for-sale securities were reclassified out of accumulated other comprehensive income for the years ended December 31, 2021, or 2020.